FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Jun. 24, 2015
Fair Value Disclosures [Abstract]
Assets Measured At Fair Value On Non-Recurring Basis
The following table presents fair values for those assets measured at fair value on a non-recurring basis at June 24, 2015 and June 25, 2014 (in thousands):

	Fair Value Measurements Using
	(Level 1)	(Level 2)	(Level 3)	Total
Long-lived assets held for use:
At June 24, 2015	$0	$0	$0	$0
At June 25, 2014	$0	$0	$1,342	$1,342
Liquor licenses:
At June 24, 2015	$0	$550	$0	$550
At June 25, 2014	$0	$0	$0	$0
Reacquired franchise rights:
At June 24, 2015	$0	$0	$0	$0
At June 25, 2014	$0	$0	$8,860	$8,860

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments
The carrying amounts and fair values of the 2.60% notes and 3.88% notes are as follows (in thousands):

	June 24, 2015		June 25, 2014
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
2.60% Notes	$249,899	$250,583	$249,864	$250,400
3.88% Notes	$299,766	$290,706	$299,736	$290,211